Stock-based compensation	12 Months Ended
Dec. 31, 2022
Stock-based compensation
Stock-based compensation

(22) Stock-based compensation

a) Share Performance Awards

In order to continue to incentivise executives in the form of variable compensation components with long-term incentives, in June 2022, June 2020 and June 2017, the Annual General Meeting approved the respective conditional capital required for the so-called Restricted Share Plan 2020 (“RSP 2020”) as well as the so-called Share Performance Plan 2022 (“SPP 2022”) and Share Performance Plan 2017 (“SPP 2017”). Under these plans, Restricted Share Awards (“RSA”) for up to 1,200,000 shares (RSP 2020) and Share Performance Awards (“SPA”) for up to 6,000,000 shares (SPP 2022) and 6,000,000 shares (SPP 2017) of Evotec SE ordinary bearer shares without par value (no-par value shares) may be issued to members of the Management Board and other executives upon maturity. Each RSA grants one subscription right to Evotec SE shares, while each SPA grants up to two subscription rights to Evotec SE shares, each of which in turn entitles the holder to subscribe for one Evotec SE share.

SPAs from SPP 2022 and SPP 2017 will be automatically exercised within ten trading days after the end of the four-year holding period, while RSAs from RSP 2020 can be exercised at the earliest after four years and up to five years after the respective issue date. The RSAs will also be automatically exercised at the end of the five-year period if no exercise has been made. The holder must contribute €1.00 per share at the time of exercise under all plans described above.

RSAs under RSP 2020 may only be exercised if and to the extent that the performance target is achieved within each of the four consecutive calendar years. This performance target relates to the Company’s adjusted EBITDA. The performance target for each individual tranche of RSAs is set by the Supervisory Board annually at the time of issue. The Restricted Share Plan 2020 is subject to some restrictions with regard to issuance periods and allocation of awards to members of the Executive Board or selected executives. The RSP 2020 is no longer part of the new 2022 compensation system for the Executive Board and no more restricted share awards have been issued for the Executive Board since its effective date on June 22, 2022. The grant value of the Restricted Share Plan 2020 for the Executive Board has been reallocated to the short-term and long-term (“Share Performance Plan 2022”) compensation components.

SPAs from SPP 2022 and SPP 2017 can only be exercised if and to the extent that two defined equally weighted performance targets (“Key Performance Indicators”) are achieved within each of the four consecutive calendar years. These performance indicators consist of Evotec’s share price (relevant here is the XETRA price) and the relative total shareholder return, which is derived by comparison with the return of the TecDax index. The performance targets for each individual tranche of the SPAs are set by the Supervisory Board annually at the time of issue. The Share Performance Plan 2022 and the Share Performance Plan 2017 are subject to certain restrictions with regard to issuance periods and allocation of awards to members of the Executive Board or selected executives.

A summary of the status of the Share Performance Plans as of 31 December 2022 and 2021 and the changes during the year then ended is presented as follows:

	31 December
	2022	2022	2021	2021	2020	2020
	Share	Weighted	Share	Weighted	Share	Weighted
	Performance	Average	Performance	Average	Performance	Average
	Awards	Exercise	Awards	Exercise	Awards	Exercise
	(SPAs)	price	(SPAs)	price	(SPAs)	price
		€ per share		€ per share		€ per share
Outstanding at beginning of the year	1,325,450	1.00	1,570,113	1.00	2,149,562	1.00
SPAs granted	468,706	1.00	608,710	1.00	325,612	1.00
SPAs exercised	(209,043)	1.00	(701,278)	1.00	(865,687)	1.00
SPAs forfeited	(80,475)	1.00	(152,095)	1.00	(39,374)	1.00
Outstanding at end of the year	1,504,638	1.00	1,325,450	1.00	1,570,113	1.00
Thereof exercisable	—	1.00	—	1.00	432,450	1.00

Evotec’s average weighted share price at the exercise day of SPAs in financial year 2022 was € 34.27 (31 December 2021: € 37.97; 31 December 2020: € 24.26). In the financial year 2022, 139,229 Awards (31 December 2021: 160,048 Awards; 31 December 2020: 77,214 Awards) from the total granted 468,706 SPAs (31 December 2021: 608,710 SPA’s; 31 December 2020: 325,612 SPA’s) were given to the members of the Management Board. The SPAs exercised in 2022 correspond to 344,458 shares (31 December 2021: 1,195,954 shares; 31 December 2020: 1,501,254 shares).

The fair value of the grant of Share Performance Awards was estimated on the date of grant using a Monte-Carlo-Simulation model with the following assumptions:

	27 October	27 May	28 January
	2022	2022	2022
Risk-free interest rate in %	2.03	0.57	(0.46)
Volatility of Evotec share in %	51.00	45.00	37.00
Volatility of TecDAX index in %	—	—	17.00
Fluctuation in %	5.00	0.0 – 5.0	0.0 – 5.0
Exercise price in Euro	1.00	1.00	1.00
Share price at grant date in Euro	19.47	25.26	34.90
Market value of TecDAX index at grant date in Euro	—	—	3,411.87
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	22.87	31.30
Fair value according to IFRS 2 at grant date per SPA of executives in Euro	18.57	24.29	33.66

	22 October	28 May	1 February
	2021	2021	2021
Risk-free interest rate in %	(0.43)	(0.57)	(0.78)
Volatility of Evotec share in %	35.00	40.00	42.00
Volatility of TecDAX index in %	—	—	29.00
Fluctuation in %	5.00	0.0 – 5.0	0.0 – 5.0
Exercise price in Euro	1.00	1.00	1.00
Share price at grant date in Euro	44.98	35.49	32.25
Market value of TecDAX index at grant date in Euro	—	—	3,375.67
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	33.50	31.34
Fair value according to IFRS 2 at grant date per SPA of executives in Euro	43.96	34.47	36.65

	29 October	15 January
	2020	2020
Risk-free interest rate in %	(0.85)	(0.55)
Volatility of Evotec share in %	40.0	37.0
Volatility of TecDAX index in %	—	18.0
Fluctuation in %	5.00	0.0 – 5.0
Exercise price in Euro	1.00	1.00
Share price at grant date in Euro	22.92	23.39
Market value of TecDAX index at grant date in Euro	—	3,099.05
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	22.69
Fair value according to IFRS 2 at grant date per SPA of executives in Euro	21.89	25.28

The performance measurement period for all grants started on 01 January of the corresponding year. The expected dividend yield is zero. The expected life is 4 years for the vesting periods starting in January, and 5 years for the vesting periods starting in May and October. The base for the expected volatility is the historic volatilities of the year before the grant date.

b) Share option plans

In the beginning of 2020, there remained a few stock options from the past. A summary of the status of the stock option plans as of 31 December 2020 and the changes during the year then ended is presented as follows:

2020
Weighted
	2020	average
	Options	exercise price
€ per share
Outstanding at beginning of the year	32,594	2.79
Options exercised	(32,594)	2.79
Options expired	—	—
Options forfeited	—	—
Outstanding at end of the year	—	—
Thereof exercisable	—	—

As of 31 December 2020, no more stock options were outstanding. Evotec’s average share price at the exercise day of share options amounted to € 25.17 in the financial year 2020.

The Company recognized current service costs for all Share Performance Awards and Restricted Share Awards totaling to k€ 9,919 in 2022, to k€ 7,805 in 2021 and to k€ 5,285 in 2020, which were recognized as operating expenses in the consolidated income statement. Thereof, k€ 2,791 are related to Share Performance Awards of the Management Board in 2022 (31 December 2021: k€2,002; 31 December 2020: k€ 1,902). In 2022, 2021 and 2020, no current service costs related to stock options were recognized. The expenses relating to accelerated vesting as well as the adjustment of current service costs due to changes in assumptions in the financial year 2022 are included in the amount above.